UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

                        Capstone Series Fund, Inc.
                        (Exact name of registrant as specified in charter)

                        5847 San Felipe
                        Suite 4100
                        Houston, TX 77057
                        (Address of principal executive offices)

                        Citi Fund Services Ohio, Inc.
                        3435 Stelzer Road
                        Columbus, OH 43219
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631

Date of fiscal year end:  April 30, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                SHARES                VALUE
                                              ----------           -----------
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (2.3%)
AAR Corp.(a)                                     2,730             $    80,426
Applied Signal Technology, Inc.                  1,710                  22,846
Ceradyne, Inc.(a)                                1,880                  90,522
Cubic Corp.                                      1,160                  31,158
Curtiss-Wright Corp.                             3,110                 129,687
Esterline Technologies Corp.(a)                  1,990                  92,714
GenCorp, Inc.(a)                                   240                   2,818
Kaman Corp., Class A                             1,740                  51,399
Moog, Inc., Class A(a)                           2,930                 134,897
Teledyne Technologies, Inc.(a)                   2,420                 124,944
Triumph Group, Inc.                              1,020                  55,080
                                                                   -----------
                                                                       816,491
                                                                   -----------
AIR FREIGHT & LOGISTICS (0.5%)
Forward Air Corp.                                2,350                  72,850
Hub Group, Inc., Class A(a)                      3,140                  91,468
                                                                   -----------
                                                                       164,318
                                                                   -----------
AIRLINES (0.4%)
Frontier Airlines Holdings, Inc.(a)              3,570                  10,710
Mesa Air Group, Inc.(a)                          3,400                  11,934
SkyWest, Inc.                                    4,590                 119,432
                                                                   -----------
                                                                       142,076
                                                                   -----------
AUTO COMPONENTS (0.7%)
Drew Industries, Inc.(a)                         1,430                  38,739
LKQ Corp.(a)                                     8,720                 156,001
Standard Motor Products, Inc.                    1,310                  10,820
Superior Industries International, Inc.          2,060                  37,533
                                                                   -----------
                                                                       243,093
                                                                   -----------
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.                             2,210                  19,824
                                                                   -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                        1,560                   8,112
Fleetwood Enterprises, Inc.(a)                   1,010                   4,727
Monaco Coach Corp.                               2,490                  25,323
Winnebago Industries, Inc.                       2,540                  53,493
                                                                   -----------
                                                                        91,655
                                                                   -----------
BIOTECHNOLOGY (0.9%)(a)
ArQule, Inc.                                     3,690                  17,897
LifeCell Corp.                                   1,810                  71,513
Martek Biosciences Corp.                         2,380                  67,830
Regeneron Pharmaceuticals, Inc.                  4,200                  85,176
Savient Pharmaceuticals, Inc.                    3,300                  63,855
                                                                   -----------
                                                                       306,271
                                                                   -----------
BUILDING PRODUCTS (1.1%)
Apogee Enterprises, Inc.                         2,550                  44,498
Griffon Corp.(a)                                 2,340                  25,506
Lennox International, Inc.                       4,540                 168,706
NCI Building Systems, Inc.(a)                    1,200                  34,512
Simpson Manufacturing Co., Inc.                  3,060                  84,303
Universal Forest Products, Inc.                  1,400                  50,680
                                                                   -----------
                                                                       408,205
                                                                   -----------
CAPITAL MARKETS (1.0%)
Investment Technology Group, Inc.(a)             2,990                 140,440
LaBranche & Co., Inc.(a)                         4,760                  27,180
optionsXpress Holdings, Inc.                     3,190                  86,513
Piper Jaffray Cos., Inc.(a)                        860                  40,747
SWS Group, Inc.                                  2,115                  32,465
Tradestation Group, Inc.(a)                      2,690                  29,321
                                                                   -----------
                                                                       356,666
                                                                   -----------
CHEMICALS (1.4%)
A. Schulman, Inc.                                2,140                  43,635
Arch Chemicals, Inc.                             1,780                  59,933
Georgia Gulf Corp.                               2,900                  22,620
H.B. Fuller Co.                                  4,780                  99,233
Material Sciences Corp.(a)                       1,250                   8,100
OM Group, Inc.(a)                                2,070                 118,776
Penford Corp.                                      990                  22,146
PolyOne Corp.(a)                                 7,850                  48,356
Quaker Chemical Corp.                              880                  17,600
Tronox, Inc., Class B                            2,570                  18,812
Zep, Inc.                                        1,805                  29,819
                                                                   -----------
                                                                       489,030
                                                                   -----------
COMMERCIAL BANKS (6.3%)
Alabama National Bancorp                           770                  60,253
Boston Private Financial Holdings, Inc.          3,090                  70,545
Cascade Bancorp                                  2,270                  29,283
Central Pacific Financial Corp.                  2,510                  47,690
Community Bank System, Inc.                      2,710                  59,132
East West Bancorp, Inc.                          4,890                 117,653
First Bancorp                                    6,750                  64,530
First Commonwealth Financial Corp.               7,080                  82,128
First Financial Bancorp.                         1,490                  17,344
First Midwest Bancorp, Inc.                      4,090                 127,608
Frontier Financial Corp.                         3,240                  65,966
Glacier Bancorp, Inc.                            4,350                  80,954
Hancock Holding Co.                              1,530                  63,495
Hanmi Financial Corp.                            3,750                  32,250
Independent Bank Corp.                           1,745                  24,290
Irwin Financial Corp.                            1,380                  15,856
Nara Bancorp, Inc.                               1,340                  16,294
PrivateBancorp, Inc.                             1,470                  54,096
Prosperity Bancshares, Inc.                      3,130                  89,988
Provident Bankshares Corp.                       2,780                  57,629
Signature Bank(a)                                2,200                  73,722
South Financial Group, Inc.                      6,610                 114,221
Sterling Bancorp                                 1,230                  17,601
Sterling Bancshares, Inc.                        6,600                  66,198
Sterling Financial Corp.                         3,835                  68,225
Susquehanna Bancshares, Inc.                     4,590                  97,400
UCBH Holdings, Inc.                              7,770                 109,712
UMB Financial Corp.                              1,240                  52,241
Umpqua Holdings Corp.                            4,760                  78,064
United Bankshares, Inc.                          3,050                  98,088
United Community Banks, Inc.                     3,260                  62,951
Whitney Holding Corp.                            5,620                 150,841

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                SHARES                VALUE
                                              ----------           -----------
COMMON STOCKS -- CONTINUED
COMMERCIAL BANKS -- CONTINUED
Wilshire Bancorp, Inc.                             720             $     5,674
Wintrust Financial Corp.                         1,680                  63,907
                                                                   -----------
                                                                     2,235,829
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES (3.9%)
ABM Industries, Inc.                             3,840                  79,565
Administaff, Inc.                                1,110                  33,311
Angelica Corp.                                     910                  15,743
Bowne & Co., Inc.                                2,960                  36,408
Brady Corp.                                      3,880                 117,836
CDI Corp.                                        1,200                  23,340
Coinstar, Inc.(a)                                2,050                  63,037
Consolidated Graphics, Inc.(a)                     550                  27,670
G & K Services, Inc., Class A                    1,470                  58,756
Healthcare Services Group                        3,745                  90,854
Heidrick & Struggles International, Inc.         1,250                  34,350
Mobile Mini, Inc.(a)                             3,080                  46,816
On Assignment, Inc.(a)                           2,760                  15,346
School Specialty, Inc.(a)                        1,260                  40,900
Spherion Corp.(a)                                5,200                  34,736
Standard Register Co.                            1,280                  12,442
Tetra Tech, Inc.(a)                              4,970                  97,859
TrueBlue, Inc.(a)                                3,980                  56,795
United Stationers, Inc.(a)                       1,510                  83,443
Viad Corp.                                       1,540                  41,195
Volt Information Sciences, Inc.(a)               1,105                  20,630
Waste Connections, Inc.(a)                       5,365                 156,443
Watson Wyatt & Co. Holdings                      2,930                 144,009
Wright Express Corp.(a)                          2,010                  60,179
                                                                   -----------
                                                                     1,391,663
                                                                   -----------
COMMUNICATIONS EQUIPMENT (2.0%)
Arris Group, Inc.(a)                            13,009                 114,349
Bel Fuse, Inc.                                     880                  23,830
Belden CDT, Inc.                                 3,140                 132,822
Black Box Corp.                                  1,050                  34,923
Blue Coat Systems, Inc.(a)                       2,800                  75,236
Comtech Telecommunications Corp.(a)              1,610                  72,128
Digi International, Inc.(a)                      2,830                  33,139
Ditech Networks, Inc.(a)                         2,990                   9,329
Harmonic, Inc.(a)                                4,200                  45,864
NETGEAR, Inc.(a)                                 2,510                  66,917
Network Equipment Technologies, Inc.(a)          3,140                  23,362
PCTel, Inc.(a)                                   2,090                  13,104
Symmetricom, Inc.(a)                             4,070                  17,786
Tollgrade Communications, Inc.(a)                1,330                   8,073
ViaSat, Inc.(a)                                  1,910                  39,671
                                                                   -----------
                                                                       710,533
                                                                   -----------
COMPUTERS & PERIPHERALS (0.7%)(a)
Adaptec, Inc.                                    9,620                  30,014
Avid Technology, Inc.                            2,590                  67,133
Hutchinson Technology, Inc.                      2,040                  32,171
Novatel Wireless, Inc.                           2,770                  44,320
Stratasys, Inc.                                  1,600                  35,360
Synaptics, Inc.                                  1,580                  41,870
                                                                   -----------
                                                                       250,868
                                                                   -----------
CONSTRUCTION & ENGINEERING (1.3%)(a)
EMCOR Group, Inc.                                5,070                 111,185
Insituform Technologies, Inc., Class A           2,330                  29,591
Shaw Group, Inc.                                 5,690                 321,485
                                                                   -----------
                                                                       462,261
                                                                   -----------
CONSTRUCTION MATERIALS (0.4%)
Headwaters, Inc.(a)                              3,350                  37,755
Texas Industries, Inc.                           1,650                  93,505
                                                                   -----------
                                                                       131,260
                                                                   -----------
CONSUMER FINANCE (0.4%)
Cash America International, Inc.                 2,120                  68,921
First Cash Financial Services, Inc.(a)           2,510                  25,125
Rewards Network, Inc.(a)                         2,400                  11,808
World Acceptance Corp.(a)                        1,420                  42,515
                                                                   -----------
                                                                       148,369
                                                                   -----------
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.                                 4,850                 182,942
Caraustar Industries, Inc.(a)                    2,700                   8,046
Chesapeake Corp.                                 1,940                   8,614
Myers Industries, Inc.                           2,590                  30,433
Rock-Tenn Co., Class A                           2,950                  84,340
                                                                   -----------
                                                                       314,375
                                                                   -----------
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)                       2,070                  21,238
Building Materials Holding Corp.                 2,250                  15,323
                                                                   -----------
                                                                        36,561
                                                                   -----------
DIVERSIFIED CONSUMER SERVICES (0.2%)(a)
Bright Horizons Family Solutions, Inc.           1,200                  51,084
Pre-Paid Legal Services, Inc.                      540                  29,997
Universal Technical Institute, Inc.                210                   3,125
                                                                   -----------
                                                                        84,206
                                                                   -----------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal Corp.                          2,090                  50,243
Portfolio Recovery Associates, Inc.              1,080                  39,269
                                                                   -----------
                                                                        89,512
                                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)(a)
General Communication, Inc., Class A             1,510                  10,887
                                                                   -----------
ELECTRIC UTILITIES (1.3%)
ALLETE, Inc.                                     1,820                  70,052
Central Vermont Public Service Corp.               830                  24,178
Cleco Corp.                                      4,940                 127,699

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                SHARES                VALUE
                                              ----------           -----------
COMMON STOCKS -- CONTINUED
ELECTRIC UTILITIES -- CONTINUED
El Paso Electric Co.(a)                          4,290             $   100,515
UIL Holdings Corp.                               1,750                  59,762
Unisource Energy Corp.                           3,000                  88,140
                                                                   -----------
                                                                       470,346
                                                                   -----------
ELECTRICAL EQUIPMENT (1.5%)
A.O. Smith Corp.                                 1,610                  56,350
Acuity Brands, Inc.                              2,940                 133,799
Baldor Electric Co.                              3,340                 101,135
C&D Technologies, Inc.(a)                        2,640                  15,629
REGAL-BELOIT Corp.                               2,190                  83,045
Vicor Corp.                                      2,490                  30,652
Woodward Governor Co.                            1,940                 121,793
                                                                   -----------
                                                                       542,403
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (5.6%)
Agilysys, Inc.                                   2,830                  43,073
Anixter International, Inc.(a)                   2,090                 146,425
Bell Microproducts, Inc.(a)                      3,250                  17,095
Benchmark Electronics, Inc.(a)                   6,150                 109,162
Brightpoint, Inc.(a)                             4,860                  61,819
Checkpoint Systems, Inc.(a)                      3,050                  72,468
Cognex Corp.                                     3,780                  57,834
CTS Corp.                                        3,310                  35,086
Daktronics, Inc.                                 1,650                  33,809
Electro Scientific Industries, Inc.(a)           2,500                  41,100
FARO Technologies, Inc.(a)                       1,250                  29,850
FLIR Systems, Inc.(a)                            8,950                 271,006
Gerber Scientific, Inc.(a)                       2,150                  18,963
Insight Enterprises, Inc.(a)                     3,980                  68,735
Itron, Inc.(a)                                   1,990                 163,976
Keithley Instruments, Inc.                       1,550                  16,198
Littelfuse, Inc.(a)                              1,590                  48,320
LoJack Corp.(a)                                  2,070                  25,544
Mercury Computer Systems, Inc.(a)                1,920                  15,936
Methode Electronics, Inc.                        3,570                  43,268
MTS Systems Corp.                                  380                  12,772
Newport Corp.(a)                                 3,430                  36,015
Park Electrochemical Corp.                       1,580                  37,414
Photon Dynamics, Inc.(a)                         1,640                  14,629
Planar Systems, Inc.(a)                          1,390                   7,867
Plexus Corp.(a)                                  3,480                  78,613
RadiSys Corp.(a)                                 1,890                  25,685
Rogers Corp.(a)                                  1,240                  38,700
ScanSource, Inc.(a)                              1,830                  57,938
SYNNEX Corp.(a)                                  1,730                  36,849
Technitrol, Inc.                                 3,110                  70,473
Trimble Navigation Ltd.(a)                       7,670                 202,871
TTM Technologies, Inc.(a)                        3,650                  37,121
X-Rite, Inc.(a)                                  2,870                  28,040
                                                                   -----------
                                                                     2,004,654
                                                                   -----------
ENERGY EQUIPMENT & SERVICES (4.4%)
Atwood Oceanics, Inc.(a)                         1,880                 156,209
Basic Energy Services, Inc.(a)                     950                  16,996
Bristow Group, Inc.(a)                           1,570                  79,049
CARBO Ceramics, Inc.                             1,570                  53,930
Dril-Quip, Inc.(a)                               1,910                  92,711
Gulf Island Fabrication, Inc.                    1,100                  27,522
Helix Energy Solutions Group, Inc.(a)            6,570                 242,893
ION Geophysical Corp.(a)                         6,680                  82,832
Lufkin Industries, Inc.                            580                  30,665
Matrix Service Co.(a)                            2,050                  36,941
NATCO Group, Inc., Class A(a)                    1,260                  57,683
Oceaneering International, Inc.(a)               3,840                 221,107
SEACOR Holdings, Inc.(a)                         1,080                  95,256
Superior Well Services, Inc.(a)                  1,200                  23,388
TETRA Technologies, Inc.(a)                      5,810                  90,926
Unit Corp.(a)                                    3,140                 157,377
W-H Energy Services, Inc.(a)                     2,140                 104,111
                                                                   -----------
                                                                     1,569,596
                                                                   -----------
FOOD & STAPLES RETAILING (1.4%)
Casey's General Stores, Inc.                     4,030                 104,780
Great Atlantic & Pacific Tea Co., Inc.(a)        1,790                  53,467
Longs Drug Stores Corp.                          2,160                  99,382
Nash Finch Co.                                     950                  33,896
Performance Food Group Co.(a)                    2,880                  91,094
Spartan Stores, Inc.                             1,920                  33,754
United Natural Foods, Inc.(a)                    3,230                  77,455
                                                                   -----------
                                                                       493,828
                                                                   -----------
FOOD PRODUCTS (1.5%)
Flowers Foods, Inc.                              6,775                 162,600
Hain Celestial Group, Inc.(a)                    2,970                  80,190
J & J Snack Foods Corp.                          1,130                  28,262
Lance, Inc.                                      2,600                  47,658
Mannatech, Inc.                                  1,210                   7,405
Peet's Coffee & Tea, Inc.(a)                     1,230                  26,986
Ralcorp Holdings, Inc.(a)                        1,720                  93,585
Sanderson Farms, Inc.                            1,120                  37,643
TreeHouse Foods, Inc.(a)                         2,420                  50,506
                                                                   -----------
                                                                       534,835
                                                                   -----------
GAS UTILITIES (3.4%)
Atmos Energy Corp.                               7,470                 214,538
Laclede Group, Inc.                              1,700                  57,086
New Jersey Resources Corp.                       1,700                  79,713
Northwest Natural Gas Co.                        1,660                  78,584
Piedmont Natural Gas Co., Inc.                   5,870                 147,161
South Jersey Industries, Inc.                    2,270                  79,518
Southern Union Co.                               9,250                 251,415
Southwest Gas Corp.                              3,460                  98,783
UGI Corp.                                        8,330                 221,745
                                                                   -----------
                                                                     1,228,543
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES (5.2%)
Allscripts Healthcare Solutions, Inc.(a)         4,470                  66,290
American Medical Systems Holdings, Inc.(a)       5,910                  84,454
Analogic Corp.                                     760                  44,885
ArthroCare Corp.(a)                              1,930                  77,258
CONMED Corp.(a)                                  2,590                  62,937
Cooper Cos., Inc.                                3,160                 124,441
Cyberonics, Inc.(a)                                150                   1,800
Datascope Corp.                                    940                  30,475
Greatbatch, Inc.(a)                              1,850                  41,773
Haemonetics Corp.(a)                             1,720                 102,925

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                SHARES                VALUE
                                              ----------           -----------
COMMON STOCKS -- CONTINUED
HEALTH CARE EQUIPMENT & SUPPLIES -- CONTINUED
ICU Medical, Inc.(a)                               890             $    25,267
IDEXX Laboratories, Inc.(a)                      3,790                 213,642
Immucor, Inc.(a)                                 4,240                 122,281
Integra LifeSciences Holdings(a)                 1,290                  53,664
Invacare Corp.                                   2,580                  62,797
Kensey Nash Corp.(a)                             1,090                  29,593
Mentor Corp.                                     2,410                  83,434
Meridian Bioscience, Inc.                        2,190                  68,788
Merit Medical Systems, Inc.(a)                   2,520                  40,521
Osteotech, Inc.(a)                               1,820                  10,702
Palomar Medical Technologies, Inc.(a)            1,590                  22,928
Possis Medical, Inc.(a)                          1,820                  25,444
Respironics, Inc.(a)                             5,170                 338,687
SurModics, Inc.(a)                                 660                  28,816
Symmetry Medical, Inc.(a)                        2,670                  48,594
Theragenics Corp.(a)                             3,170                  12,268
Vital Signs, Inc.                                  470                  22,795
                                                                   -----------
                                                                     1,847,459
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES (5.2%)
Amedisys, Inc.(a)                                1,849                  78,823
AMERIGROUP Corp.(a)                              3,820                 143,326
AMN Healthcare Services, Inc.(a)                 2,770                  43,267
AmSurg Corp.(a)                                  2,600                  66,976
Centene Corp.(a)                                 3,280                  78,523
Chemed Corp.                                     1,630                  83,505
Cross Country Healthcare, Inc.(a)                2,520                  31,828
CryoLife, Inc.(a)                                2,330                  16,194
Gentiva Health Services, Inc.(a)                 2,370                  43,798
HealthExtras, Inc.(a)                            2,970                  82,120
Healthways, Inc.(a)                              2,210                 124,423
inVentiv Health, Inc.(a)                         2,340                  76,963
LCA-Vision, Inc.                                 1,700                  28,067
LHC Group, Inc.(a)                               1,120                  25,827
Matria Healthcare, Inc.(a)                       1,800                  51,948
MedCath Corp.(a)                                 1,300                  32,344
Molina Healthcare, Inc.(a)                       1,010                  34,451
Odyssey Healthcare, Inc.(a)                      2,880                  25,373
Owens & Minor, Inc.                              2,950                 121,894
Pediatrix Medical Group, Inc.(a)                 3,330                 226,740
PharMerica Corp.(a)                              2,550                  37,842
PSS World Medical, Inc.(a)                       5,570                  96,305
RehabCare, Inc.(a)                               1,390                  29,176
Res-Care, Inc.(a)                                2,050                  45,858
Sierra Health Services, Inc.(a)                  3,190                 137,106
Sunrise Senior Living, Inc.(a)                   3,460                  99,337
USANA Health Sciences, Inc.(a)                     250                  10,838
                                                                   -----------
                                                                     1,872,852
                                                                   -----------
HEALTH CARE TECHNOLOGY (0.3%)(a)
Omnicell, Inc.                                   2,530                  63,452
Phase Forward, Inc.                              3,270                  56,408
                                                                   -----------
                                                                       119,860
                                                                   -----------
HOTELS, RESTAURANTS & LEISURE (2.6%)
California Pizza Kitchen, Inc.(a)                2,440                  32,769
CEC Entertainment, Inc.(a)                       2,390                  55,759
CKE Restaurants, Inc.                            5,340                  70,061
IHOP Corp.                                       1,000                  53,240
Jack in the Box, Inc.(a)                         4,670                 136,504
Marcus Corp.                                     2,230                  39,493
O'Charley's, Inc.                                2,090                  28,988
P.F. Chang's China Bistro, Inc.(a)               2,330                  66,265
Panera Bread Co., Class A(a)                     2,290                  86,516
Papa John's International, Inc.(a)               1,970                  49,822
Red Robin Gourmet Burgers, Inc.(a)               1,260                  43,949
Ruth's Chris Steak House, Inc.(a)                1,340                  11,095
Sonic Corp.(a)                                   5,400                 119,772
Texas Roadhouse, Inc., Class A(a)                4,310                  52,022
The Steak n Shake Co.(a)                         2,480                  21,675
Triarc Cos., Inc., Class B                       5,460                  50,778
                                                                   -----------
                                                                       918,708
                                                                   -----------
HOUSEHOLD DURABLES (1.0%)
Bassett Furniture Industries, Inc.               1,340                  17,460
Champion Enterprises, Inc.(a)                    5,980                  58,425
Ethan Allen Interiors, Inc.                      2,420                  74,899
Interface, Inc.                                  1,980                  31,601
La-Z-Boy, Inc.                                   4,800                  36,576
Libbey, Inc.                                     1,310                  20,279
M/I Homes, Inc.                                  1,000                  14,920
Meritage Homes Corp.(a)                          1,740                  27,927
National Presto Industries, Inc.                   170                   9,528
Russ Berrie & Co., Inc.(a)                       1,300                  18,759
Skyline Corp.                                      500                  14,565
Standard Pacific Corp.                           5,090                  19,393
Universal Electronics, Inc.(a)                   1,110                  26,429
                                                                   -----------
                                                                       370,761
                                                                   -----------
HOUSEHOLD PRODUCTS (0.1%)
Central Garden & Pet Co., Class A(a)             5,380                  26,739
Spectrum Brands, Inc.(a)                         3,250                  15,242
WD-40 Co.                                          280                   9,453
                                                                   -----------
                                                                        51,434
                                                                   -----------
INDUSTRIAL CONGLOMERATES (0.1%)
Standex International Corp.                      1,030                  18,736
Tredegar Corp.                                   2,470                  34,234
                                                                   -----------
                                                                        52,970
                                                                   -----------
INSURANCE (3.0%)
Delphi Financial Group, Inc., Class A            3,315                 104,025
Hilb, Rogal & Hobbs Co.                          2,590                  93,706
Infinity Property & Casualty Corp.                 780                  31,099
LandAmerica Financial Group, Inc.                  810                  42,250
Navigators Group, Inc. (The)(a)                    380                  21,937
Philadelphia Consolidated Holding Corp.(a)       4,220                 151,076
Presidential Life Corp.                          1,910                  35,029
ProAssurance Corp.(a)                            2,140                 123,478
RLI Corp.                                        1,250                  70,500
Safety Insurance Group, Inc.                       580                  22,632
SCPIE Holdings, Inc.(a)                            680                  17,802
Selective Insurance Group, Inc.                  4,400                 105,204
Stewart Information Services Corp.               1,480                  50,661
Tower Group, Inc.                                1,570                  45,875
United Fire & Casualty Co.                       1,800                  60,084

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                SHARES                VALUE
                                              ----------           -----------
COMMON STOCKS -- CONTINUED
INSURANCE -- CONTINUED
Zenith National Insurance Corp.                  2,515             $   100,147
                                                                   -----------
                                                                     1,075,505
                                                                   -----------
INTERNET SOFTWARE & SERVICES (1.7%)
Bankrate, Inc.(a)                                  870                  47,180
Blue Nile, Inc.(a)                               1,080                  59,670
Concur Technologies, Inc.(a)                     2,560                  89,754
DealerTrack Holdings, Inc.(a)                    2,190                  59,042
InfoSpace, Inc.                                  2,670                  25,392
J2 Global Communications, Inc.(a)                3,760                  82,382
Perficient, Inc.(a)                              1,380                  19,168
PetMed Express, Inc.(a)                          2,070                  25,564
Stamps.com, Inc.(a)                              1,700                  17,952
The Knot, Inc.(a)                                2,530                  37,039
United Online, Inc.                              6,070                  67,802
Websense, Inc.(a)                                4,070                  83,435
                                                                   -----------
                                                                       614,380
                                                                   -----------
IT SERVICES (1.1%)
CACI International, Inc., Class A(a)             2,130                  92,847
Ciber, Inc.(a)                                   4,790                  23,088
CyberSource Corp.(a)                             5,296                  88,708
Gevity HR, Inc.                                  2,130                  14,952
ManTech International Corp., Class A(a)          1,370                  56,033
MAXIMUS, Inc.                                    1,260                  44,453
SI International, Inc.(a)                        1,190                  32,523
StarTek, Inc.(a)                                 1,070                   9,255
Sykes Enterprises, Inc.(a)                       2,690                  42,475
                                                                   -----------
                                                                       404,334
                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat, Inc.                                 1,290                  11,932
JAKKS Pacific, Inc.(a)                           2,260                  53,246
MarineMax, Inc.(a)                               1,470                  22,741
Nautilus Group, Inc.                             2,770                  12,880
Polaris Industries, Inc.                         2,400                 104,256
Pool Corp.                                       2,000                  49,280
RC2 Corp.(a)                                     1,650                  30,987
Sturm, Ruger & Co., Inc.(a)                      2,110                  18,927
                                                                   -----------
                                                                       304,249
                                                                   -----------
LIFE SCIENCES TOOLS AND SERVICES (0.9%)
Cambrex Corp.                                    2,630                  24,985
Dionex Corp.(a)                                    830                  58,183
Enzo Biochem, Inc.(a)                            2,730                  25,498
Kendle International, Inc.(a)                      850                  36,032
PAREXEL International Corp.(a)                   1,920                 104,467
Pharmanet Development Group, Inc.(a)             1,370                  55,841
                                                                   -----------
                                                                       305,006
                                                                   -----------
MACHINERY (3.8%)
A.S.V., Inc.(a)                                  1,960                  35,064
Albany International Corp., Class A              1,870                  65,469
Applied Industrial Technologies, Inc.            2,890                  87,249
Astec Industries, Inc.(a)                        1,380                  42,601
Barnes Group, Inc.                               3,360                  89,544
Briggs & Stratton Corp.                          4,020                  83,817
Cascade Corp.                                      590                  30,456
CLARCOR, Inc.                                    3,590                 134,661
EnPro Industries, Inc.(a)                        1,580                  47,400
Gardner Denver, Inc.(a)                          3,890                 126,191
Intevac, Inc.(a)                                 1,740                  18,949
Kaydon Corp.                                     1,860                  81,263
Lindsay Manufacturing Co.                          760                  46,375
Lydall, Inc.(a)                                  1,770                  16,072
Mueller Industries, Inc.                         2,920                  81,760
Robbins & Myers, Inc.                            1,100                  72,908
Toro Co.                                         1,990                  98,187
Valmont Industries, Inc.                         1,030                  86,211
Wabash National Corp.                            2,780                  25,548
Watts Water Technologies, Inc.                   2,360                  70,068
                                                                   -----------
                                                                     1,339,793
                                                                   -----------
MARINE (0.5%)(a)
Kirby Corp.                                      3,750                 172,425
                                                                   -----------
MEDIA (0.2%)(a)
4Kids Entertainment, Inc.                        1,330                  17,623
Live Nation, Inc.                                5,560                  60,604
Radio One, Inc., Class D                         5,330                   8,528
                                                                   -----------
                                                                        86,755
                                                                   -----------
METALS & MINING (1.5%)
A.M. Castle & Co.                                1,300                  27,534
AMCOL International Corp.                        1,640                  40,213
Brush Engineered Materials, Inc.(a)              1,420                  40,640
Century Aluminum Co.(a)                          1,720                  89,423
Gibraltar Industries, Inc.                       2,110                  27,852
Patriot Coal Corp.(a)                            1,880                  74,730
Quanex Corp.                                     2,575                 134,956
RTI International Metals, Inc.(a)                1,550                  85,637
                                                                   -----------
                                                                       520,985
                                                                   -----------
MULTI-UTILITIES (0.3%)
Avista Corp.                                     4,480                  90,272
CH Energy Group, Inc.                              750                  28,943
                                                                   -----------
                                                                       119,215
                                                                   -----------
MULTILINE RETAIL (0.2%)
Fred's, Inc.                                     3,490                  32,911
The Andersons, Inc.                                800                  36,440
Tuesday Morning Corp.                            2,390                  14,435
                                                                   -----------
                                                                        83,786
                                                                   -----------
OIL, GAS & CONSUMABLE FUELS (3.2%)
Cabot Oil & Gas Corp., Class A                   7,010                 271,217
Hornbeck Offshore Services, Inc.(a)              1,630                  63,049
Massey Energy Co.                                5,690                 211,554
Penn Virginia Corp.                              2,700                 115,047
Petroleum Development Corp.(a)                   1,010                  58,075
Pioneer Drilling Co.(a)                          2,840                  29,564
St. Mary Land & Exploration Co.                  4,590                 161,706
Stone Energy Corp.(a)                            1,960                  80,360
Swift Energy Co.(a)                              1,880                  81,122

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                SHARES                VALUE
                                              ----------           -----------
COMMON STOCKS -- CONTINUED
OIL, GAS & CONSUMABLE FUELS -- CONTINUED
World Fuel Services Corp.                        2,170             $    57,418
                                                                   -----------
                                                                     1,129,112
                                                                   -----------
PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies, Inc.(a)                    3,350                  44,053
Deltic Timber Corp.                                630                  33,617
Neenah Paper, Inc.                               1,260                  34,146
Wausau-Mosinee Paper Corp.                       5,250                  46,987
                                                                   -----------
                                                                       158,803
                                                                   -----------
PERSONAL PRODUCTS (0.3%)(a)
Chattem, Inc.                                    1,270                  97,434
                                                                   -----------
PHARMACEUTICALS (0.7%)(a)
Alpharma, Inc., Class A                          3,500                  71,820
Bradley Pharmaceuticals, Inc.                    1,400                  27,846
Noven Pharmaceuticals, Inc.                      2,000                  26,860
Salix Pharmaceuticals Ltd.                       1,720                  11,954
Sciele Pharma, Inc.                              2,710                  64,823
ViroPharma, Inc.                                 5,700                  50,502
                                                                   -----------
                                                                       253,805
                                                                   -----------
RADIO BROADCASTING (0.1%)
Arbitron, Inc.                                   1,330                  53,160
                                                                   -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.1%)(a)
Forestar Real Estate Group, Inc.                 1,700                  38,828
                                                                   -----------
REAL ESTATE INVESTMENT TRUST (4.5%)
Acadia Realty Trust                              3,030                  75,902
BioMed Realty Trust, Inc.                        2,580                  59,546
Colonial Properties Trust                        3,550                  87,472
DiamondRock Hospitality Co.                      6,350                  83,502
Eastgroup Properties, Inc.                       1,590                  65,810
Entertainment Properties Trust                   1,860                  92,070
Essex Property Trust, Inc.                       1,120                 116,043
Extra Space Storage, Inc.                          610                   9,235
Inland Real Estate Corp.                         5,980                  80,012
Kilroy Realty Corp.                              2,040                 100,021
Kite Realty Group Trust                          2,660                  35,006
Lexington Corp. Properties Trust                 6,430                  96,128
LTC Properties, Inc.                             1,900                  49,495
Medical Properties Trust, Inc.                   3,820                  48,285
Mid-America Apartment Communities, Inc.          1,700                  77,877
National Retail Properties, Inc.                 6,340                 144,045
Parkway Properties, Inc.                         1,090                  39,153
PS Business Parks, Inc.                            930                  46,733
Senior Housing Properties Trust                  6,740                 150,909
Sovran Self Storage, Inc.                        1,460                  57,845
Tanger Factory Outlet Centers, Inc.              2,280                  85,660
                                                                   -----------
                                                                     1,600,749
                                                                   -----------
ROAD & RAIL (1.4%)
Arkansas Best Corp.                              2,190                  67,430
Heartland Express, Inc.                          5,773                  93,811
Knight Transportation, Inc.                      4,770                  81,853
Landstar System, Inc.                            3,880                 194,117
Old Dominion Freight Line, Inc.(a)               2,515                  73,312
                                                                   -----------
                                                                       510,523
                                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Actel Corp.(a)                                   2,520                  30,013
Advanced Energy Industries, Inc.(a)              3,040                  32,862
AMIS Holdings, Inc.(a)                           5,520                  40,351
ATMI, Inc.(a)                                    2,440                  64,172
Axcelis Technologies, Inc.(a)                    8,830                  35,232
Brooks Automation, Inc.(a)                       6,660                  81,851
Cabot Microelectronics Corp.(a)                  1,610                  55,674
Cohu, Inc.                                       2,710                  40,514
Cymer, Inc.(a)                                   2,070                  55,911
Diodes, Inc.(a)                                  2,340                  54,171
DSP Group, Inc.(a)                               2,690                  30,801
Exar Corp.(a)                                    5,540                  45,483
FEI Co.(a)                                       2,860                  64,808
Kopin Corp.(a)                                   6,460                  21,770
Microsemi Corp.(a)                               4,150                  94,288
MKS Instruments, Inc.(a)                         4,220                  78,492
Pericom Semiconductor Corp.(a)                   2,440                  33,086
Photronics, Inc.(a)                              3,690                  44,981
Rudolph Technologies, Inc.(a)                    2,400                  24,600
Skyworks Solutions, Inc.(a)                     13,800                 111,090
Standard Microsystems Corp.(a)                   1,540                  46,077
Supertex, Inc.(a)                                  940                  18,537
Ultratech, Inc.(a)                               2,620                  24,890
Varian Semiconductor Equipment
  Associates, Inc.(a)                            4,820                 155,252
Veeco Instruments, Inc.(a)                       3,210                  45,454
                                                                   -----------
                                                                     1,330,360
                                                                   -----------
SOFTWARE (3.9%)
Ansoft Corp.(a)                                    360                   7,646
ANSYS, Inc.(a)                                   5,660                 197,591
Blackbaud, Inc.                                  2,090                  57,830
Captaris, Inc.(a)                                3,060                  10,312
Catapult Communications Corp.(a)                 1,080                   6,955
Epicor Software Corp.(a)                         5,370                  59,338
EPIQ Systems, Inc.(a)                            2,805                  41,374
FactSet Research Systems, Inc.                   2,560                 143,181
Informatica Corp.(a)                             7,250                 139,997
JDA Software Group, Inc.(a)                      2,380                  42,340
Manhattan Associates, Inc.(a)                    2,110                  52,307
MICROS Systems, Inc.(a)                          2,760                 169,961
Napster, Inc.(a)                                 4,650                   8,417
Phoenix Technologies Ltd.(a)                     3,320                  50,464
Progress Software Corp.(a)                       3,130                  92,398
Quality Systems, Inc.                              400                  12,156
Radiant Systems, Inc.(a)                         2,070                  25,171
Secure Computing Corp.(a)                        5,350                  47,883
Smith Micro Software, Inc.(a)                    2,800                  21,084
Sonic Solutions(a)                               2,190                  19,622
SPSS, Inc.(a)                                    1,390                  45,940
THQ, Inc.(a)                                     4,960                  89,330
Tyler Technologies, Inc.(a)                      3,390                  45,358
                                                                   -----------
                                                                     1,386,655
                                                                   -----------
SPECIALTY RETAIL (3.6%)
Aaron Rents, Inc.                                4,120                  78,774

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
                                                           SMALL-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                SHARES                VALUE
                                              ----------           -----------
COMMON STOCKS -- CONTINUED
SPECIALTY RETAIL -- CONTINUED
Big 5 Sporting Goods Corp.                       1,880             $    22,391
Cabela's, Inc.(a)                                2,980                  43,955
Cato Corp.                                       2,710                  44,363
Charlotte Russe Holding, Inc.(a)                 1,870                  33,716
Children's Place Retail Stores, Inc.(a)          1,530                  28,366
Christopher & Banks Corp.                        2,990                  38,182
CPI Corp.                                          540                  10,962
Finish Line, Inc., Class A                       3,890                   8,714
Genesco, Inc.(a)                                 1,590                  53,042
Group 1 Automotive, Inc.                         1,550                  40,982
Gymboree Corp.(a)                                2,110                  80,644
Haverty Furniture Cos., Inc.                     1,930                  19,744
Hibbett Sports, Inc.(a)                          2,540                  47,219
Hot Topic, Inc.(a)                               4,040                  22,422
Jo-Ann Stores, Inc.(a)                           1,980                  25,087
Jos. A. Bank Clothiers, Inc.(a)                  1,442                  39,280
Lithia Motors, Inc., Class A                       900                  13,761
Men's Wearhouse, Inc.                            3,800                  96,862
Midas Group, Inc.(a)                             1,240                  21,824
Movado Group, Inc.                               1,790                  43,354
Select Comfort Corp.(a)                          4,140                  32,540
Sonic Automotive, Inc., Class A                  2,450                  49,123
Stage Stores, Inc.                               3,352                  40,124
Stein Mart, Inc.                                 2,560                  16,358
The Dress Barn, Inc.(a)                          3,780                  46,078
The Pep Boys - Manny, Moe & Jack                 3,800                  41,534
Tractor Supply Co.(a)                            2,400                  92,496
Tween Brands, Inc.(a)                            1,810                  57,974
Zale Corp.(a)                                    3,890                  63,796
Zumiez, Inc.(a)                                  1,480                  28,460
                                                                   -----------
                                                                     1,282,127
                                                                   -----------
TEXTILES APPAREL & LUXURY GOODS (2.9%)
Brown Shoe Company, Inc.                         3,375                  58,050
Crocs, Inc.(a)                                   5,850                 203,522
Deckers Outdoor Corp.(a)                           880                 106,691
Fossil, Inc.(a)                                  3,340                 113,493
Iconix Brand Group, Inc.(a)                      4,470                  92,931
K-Swiss, Inc., Class A                           2,200                  39,952
Kellwood Co.                                     2,150                  42,957
Maidenform Brands, Inc.(a)                       1,520                  18,848
Oxford Industries, Inc.                          1,250                  28,463
Quiksilver, Inc.(a)                              9,880                  94,157
Skechers U.S.A., Inc., Class A(a)                2,490                  49,850
UniFirst Corp.                                     960                  39,206
Volcom, Inc.(a)                                  1,080                  21,794
Wolverine World Wide, Inc.                       4,530                 114,654
                                                                   -----------
                                                                     1,024,568
                                                                   -----------
THRIFTS & MORTGAGE FINANCE (1.2%)
Anchor BanCorp of Wisconsin, Inc.                1,630                  40,750
Bank Mutual Corp.                                3,550                  43,629
BankAtlantic Bancorp, Inc., Class A              4,230                  23,900
BankUnited Financial Corp., Class A              2,260                  13,402
Brookline Bancorp, Inc.                          5,960                  62,282
Corus Bankshares, Inc.                           2,160                  27,475
Dime Community Bancshares, Inc.                  2,650                  39,829
Downey Financial Corp.                             790                  27,255
FirstFed Financial Corp.(a)                        850                  35,657
Flagstar Bancorp, Inc.                           3,430                  28,298
Franklin Bank Corp.(a)                           1,980                  11,642
Fremont General Corp.(a)                         5,490                  18,117
Guaranty Financial Group, Inc.(a)                1,140                  15,846
Triad Guaranty, Inc.(a)                            750                   5,243
TrustCo Bank Corp. NY                            4,380                  45,114
                                                                   -----------
                                                                       438,439
                                                                   -----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Lawson Products, Inc.                              250                   7,945
Watsco, Inc.                                     1,750                  64,540
                                                                   -----------
                                                                        72,485
                                                                   -----------
WATER UTILITIES (0.0%)
American States Water Co.                          110                   3,793
                                                                   -----------

TOTAL COMMON STOCKS (COST $38,997,083)                              35,389,476
                                                                   -----------
SHORT-TERM INVESTMENTS (0.4%)(b)
AIM Short Term Prime Money Market, 3.87%        20,434                  20,434
Fifth Third Institutional Government
  Money Market Fund, 3.58%                     106,402                 106,402
                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS (COST $126,836)                           126,836
                                                                   -----------
TOTAL INVESTMENTS (COST $39,123,919) 99.5%                          35,516,312

OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%                             186,384
                                                                   -----------

NET ASSETS 100.0%                                                  $35,702,696
                                                                   ===========

(a)  Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of January 31, 2008.
ADR  American Depositary Receipt

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                     Net Unrealized
                                              Tax Unrealized      Tax Unrealized      Appreciation
Fund                            Tax Cost       Appreciation       (Depreciation)     (Depreciation)
---------------------          --------------------------------------------------------------------
Small-Cap Equity Fund          39,135,848       3,784,292           (7,403,828)        (3,619,536)

NOTES TO PORTFOLIO OF INVESTMENTS
CAPSTONE SERIES FUND, INC.
January 31, 2008
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date, if the ex-dividend date has passed.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A- 3(D) UNDER THE UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.

By: /s/ Carla Homer
    ---------------
    Carla Homer, Treasurer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward Jaroski
    ------------------
    Edward Jaroski, President

Date: March 31, 2008

By: /s/ Carla Homer
    ---------------
    Carla Homer, Treasurer

Date: March 31, 2008